October 4, 2023
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Company
  on behalf of RiverSource Variable Annuity Account
File Nos. 333-139759/811-07195
RiverSource® FlexChoice Select Variable Annuity
RiverSource® AccessChoice Select Variable Annuity
RiverSource® FlexChoice  Variable Annuity
Evergreen Pathways Select Variable Annuity
Evergreen Pathways Variable Annuity
Evergreen Privilege Variable Annuity
Wells Fargo Advantage Choice Variable Annuity
Wells Fargo Advantage Choice Select Variable Annuity
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuity do not differ from that contained in Registrant's Post- Effective Amendment No. 37 filed on September 29, 2023.
If you have any questions regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary